NET LOSS PER SHARE (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	86,419,001	55,344,849	86,419,001	55,344,849	29,510,058	8,843,970
Convertible debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	43,659,481	54,292,074	43,659,481	54,292,074	28,557,283	7,791,195
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	100,000	200,000	100,000	200,000	100,000	200,000
Warrants to purchase shares of common stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares	42,659,520	852,775	42,659,520	852,775	852,775	852,775